BASIS OF PRESENTATION (Details Narrative)		1 Months Ended		12 Months Ended
	Feb. 10, 2015	Sep. 30, 2021	Jan. 31, 2018	Mar. 31, 2022
United Kingdom based immune-oncology [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	60.49%	78.32%
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary				70.00%
Non-controlling interest				30.00%
Portage Glasgow Ltd. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			65.00%
IOX [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary				21.68%
Subsidiaries [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest				35.00%